Income Taxes - Narrative (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Jun. 30, 2018	Sep. 30, 2021	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Foreign tax credits							$ 13.0	$ 40.9	$ 25.6
Income Taxes
Tax Cuts And Jobs Act Of 2017, incomplete accounting, change in tax rate, deferred tax liability, provisional income tax benefit, including unrecognized deferred tax liability	$ 384.4
Effective income tax rate reconciliation, at federal statutory income tax rate, percent							24.50%	35.00%	35.00%
Deferred tax benefit							$ 52.1	$ (0.6)
Tax Cuts And Jobs Act Of 2017, incomplete accounting, change in tax rate, provisional unrecognized deferred tax liability							205.6
Increase (decrease) in regulatory liabilities, excess deferred income taxes							83.6
Income tax expense (benefit), continuing operations, adjustment of deferred tax (asset) liability		$ (12.1)
Deferred tax assets relating to operating loss carryforwards			$ 30.9				26.2	30.9
Increase (decrease) in valuation allowance							9.7
Credits to expire before utilization			98.5					98.5
Unrecognized income tax benefits			12.2				11.5	$ 12.2	$ 7.2	$ 3.2
Accrued interest included in unrecognized income tax benefits							1.0
Unrecognized tax benefits if recognized would impact the reported effective tax rate							$ 11.5
Corporate income tax rate							3.80%	25.30%	31.20%
Accrued Interest Included
Income Taxes
Unrecognized income tax benefits							$ 11.5
Future Utilization of Foreign Tax Credits
Income Taxes
Increase (decrease) in valuation allowance							7.6	$ 7.6
Foreign Operating Loss Carryforwards
Income Taxes
Increase (decrease) in valuation allowance							2.1
UGI Utilities
Income Taxes
PUC temporary rates order, reduction in revenue					$ 24.1		24.1
Flaga
Income Taxes
Deferred tax assets relating to operating loss carryforwards							2.9
UGI International Holdings BV
Income Taxes
Deferred tax assets relating to operating loss carryforwards							0.7
UGI France
Income Taxes
Deferred tax assets relating to operating loss carryforwards							8.0
AmeriGas Propane
Income Taxes
Operating loss carryforwards							19.7
Deferred tax assets relating to operating loss carryforwards							4.0
Other Subsidiaries
Income Taxes
Deferred tax assets relating to operating loss carryforwards							10.6
UGI International
Income Taxes
Valuation allowance operating loss carryforwards							9.6
French Parliament
Income Taxes
Deferred tax benefit			1.6	$ 27.4			$ 29.0
Corporate income tax rate							34.43%
French Parliament | Forecast
Income Taxes
Corporate income tax rate						28.92%
State
Income Taxes
Decrease in income tax expense due to state tax flow through of accelerated depreciation							$ 4.2	2.5	$ 1.3
Operating loss carryforwards							168.9
Foreign
Income Taxes
Foreign tax credit carryforwards			$ 106.1					$ 106.1
Foreign | Flaga
Income Taxes
Operating loss carryforwards							14.0
Foreign | UGI International Holdings BV
Income Taxes
Operating loss carryforwards							2.5
Foreign | UGI France
Income Taxes
Operating loss carryforwards							23.3
Income Tax Benefits | UGI Utilities
Income Taxes
PUC temporary rates order, reduction in revenue					17.1
Future Amortization Of Regulatory Liabilities | UGI Utilities
Income Taxes
PUC temporary rates order, reduction in revenue					$ 7.0		$ 7.0